Long-term Debt - Covenant Compliance (Details)	6 Months Ended
Jun. 30, 2013
Long term debt [Line Items]
Debt Instrument Covenant Compliance	As of June 30, 2013, the Company was in compliance with the amended financial and other covenants contained in its loan agreements.